Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Building CNY	Dec. 31, 2011 Building CNY	Dec. 31, 2012 Office equipment, furniture and fixtures CNY	Dec. 31, 2011 Office equipment, furniture and fixtures CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property, plant and equipment
Total	185,754	154,627			11,346	11,346	125,294	92,213	40,041	43,454	9,073	7,614
Less: Accumulated depreciation	(90,833)	(69,915)
Property, plant and equipment, net	94,921	84,712		15,236
Impairment for property, plant and equipment recorded	0	0	0